Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 29, 2012
Smead Value Fund (Prospectus Summary) | Smead Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Smead Value Fund (the "Fund") is long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 15.98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.98%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in
		the table above is reflected only through March 30, 2013.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Fund will invest in the common stocks of large capitalization ("large-cap") U.S. companies. The Fund considers large-cap companies to be those publicly traded U.S. companies with capitalizations exceeding
$5 billion.

The Adviser selects the Fund's investments by screening large-cap companies using the following eight criteria:

Required over entire holding period

·  products or services that meet a clear economic need;

·  strong competitive advantage (wide moats or barriers to entry);

·  long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);

·  generates high levels of cash flow;

·  available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);

Favored, but not required

·  management's history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);

·  strong balance sheet; and

·  strong management (directors and officers) ownership (preferably with recent purchases).

The Fund's portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. The Adviser maintains a sell discipline that is designed to manage overall portfolio risk by protecting against significant downside exposure of each security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to
		five years.
Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller
		companies, especially during extended periods of economic expansion.
Risk, Lose Money	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.smeadfunds.com or by
		calling the Fund toll-free at 877-807-4122.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-807-4122
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.smeadfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Investor Class Shares Calendar Year Returns as of December 31	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was
18.66% (for the quarter ended September 30, 2009) and the worst performance was
		-13.85% (for the quarter ended June 30, 2010).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After tax returns are shown for Investor Class shares only and will vary for Institutional
Class shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures  when a capital loss occurs upon the redemption of Fund shares and provides an assumed
		tax benefit that increases the return.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2011
Smead Value Fund (Prospectus Summary) | Smead Value Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	14.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Average Annual Returns, Since Inception Secondary	ck0001141819_AverageAnnualReturnSinceInceptionSecondary	8.88%
Average Annual Returns, Inception Date Secondary	ck0001141819_AverageAnnualReturnInceptionDateSecondary	Dec. 18, 2009
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	11.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.91%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Average Annual Returns, Since Inception Secondary	ck0001141819_AverageAnnualReturnSinceInceptionSecondary	8.01%
Average Annual Returns, Inception Date Secondary	ck0001141819_AverageAnnualReturnInceptionDateSecondary	Dec. 18, 2009
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,877
Annual Return 2009	rr_AnnualReturn2009	30.81%
Annual Return 2010	rr_AnnualReturn2010	12.39%
Annual Return 2011	rr_AnnualReturn2011	4.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.85%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.67%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	15.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Investor Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.58%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	15.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Investor Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.15%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03	13.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2008
Smead Value Fund (Prospectus Summary) | Smead Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,560
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.91%
Average Annual Returns, 3 Years	ck0001141819_AverageAnnualReturnYear03
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Since Inception Secondary	ck0001141819_AverageAnnualReturnSinceInceptionSecondary	9.01%
Average Annual Returns, Inception Date Secondary	ck0001141819_AverageAnnualReturnInceptionDateSecondary	Dec. 18, 2009

[1]	The returns shown in the bar chart are for Investor Class shares. The Institutional Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the return would differ only to the extent that the classes do not have the same expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Smead Capital Management, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% and 1.15% of the Fund's average annual net assets, for Investor Class shares and Institutional Class shares, respectively, through March 30, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.